Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Operating Lease Related Assets and Liabilities and Other Information Related to Leases

The table below presents the operating lease related assets and liabilities recorded on the consolidated balance sheets.

	December 31, 2023	December 31, 2024
	RMB	RMB
Right of use assets	7,604,933	1,637,903

Operating lease liabilities, current	3,482,876	902,610
Operating lease liabilities, noncurrent	4,035,598	688,333
Total operating lease liabilities	7,518,474	1,590,942

Cash flow information related to leases consists of the following:

	For the years ended December 31,
	2023	2024
	RMB	RMB
Operating cash payments for operating leases	1,801,311	2,286,183
Right-of-use assets obtained in exchange for operating lease liabilities	9,349,932	-6,402,212

Other information about the Company’s leases is as follows:

	For the years ended December 31,
	2023	2024
	RMB	RMB
Weighted average remaining lease term (years)	2.37	1.86
Weighted average discount rate	3.45%	3.10%

Schedule of Maturities of Lease Liabilities

The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2024:

Year ending December 31,	RMB
2025	894,993
2026	739,703
Total lease payments	1,634,696
Less: Imputed interest	(43,754)
Present value of lease liabilities	1,590,942